Costs and expenses by nature (Tables)	12 Months Ended
Dec. 31, 2024
Costs And Expenses By Nature
Schedule of cost of goods sold and services rendered

	Year ended December 31,
	2024	2023	2022
Freight	4,749	4,251	4,738
Services	4,509	4,131	3,614
Depreciation, depletion and amortization	2,903	2,916	3,049
Materials	2,758	2,731	2,256
Personnel	2,689	2,931	2,684
Acquisition of products	1,980	2,254	2,566
Fuel oil and gas	1,399	1,626	1,630
Royalties	1,282	1,286	1,268
Energy	653	781	719
Others	1,343	1,182	1,504
Total	24,265	24,089	24,028

Schedule of selling and administrative expenses

	Year ended December 31,
	2024	2023	2022
Personnel	266	243	230
Services	161	154	142
Depreciation and amortization	56	47	41
Advertisement	21	26	22
Other	118	83	80
Total	622	553	515

Schedule of other operating revenues expenses, net

			Year ended December 31,
	Notes	2024	2023	2022
Expenses related to Brumadinho event	26	(483)	(930)	(1,079)
Reversal (increase) in provisions related to de-characterization of dam and asset decommissioning obligation	28	172	(229)	(128)
Provision for litigations	29	(303)	(229)	(153)
Profit sharing program		(189)	(147)	(131)
Expenses related with socio-environmental commitments		(360)	(181)	(180)
Other		(326)	218	(51)
Total		(1,489)	(1,498)	(1,722)